SEC 2393 (9-97)
                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.


1.   Name and address of issuer:

                    THE CHAPMAN FUNDS, INC.
                    THE WORLD TRADE CENTER
                    401 EAST PRATT STREET
                    28TH FLOOR
                    BALTIMORE, MD 21202


2.   The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do notlist
series or classes):      [X]

                    THE CHAPMAN FUNDS, INC.

3.   Investment Company Act File Number:     811-5697

          Securities Act File Number:        33-25716



4(a).     Last day of fiscal year for which this Form is filed:

                    OCTOBER 31, 2000


4(b).     [ ] Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the  end of the issuer's fiscal year).  (See instruction A.2)



     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     [ ] Check box if this is the last time the issuer will
be filing this Form.








5.   Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):$211,206,480

(ii) Aggregate price of securities redeemed or repurchased during
the fiscal year.    $244,281,699

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $

(iv) Total available redemption credits [add Items 5(ii)and
     5(iii):
-$244,281,699

(v)  Net sales - if Item 5(i) is greater than item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:$

(vi) Redemption credits available for use in future years
$(33,075,219)   -if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

(vii)     Multiplier for determining registration fee (See
Instruction C.9):x       .000250

(viii)Registration fee due [multiply Item 5(v) by item
5(vii)] (enter "0" if no fee is due): =$0


6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, the report the amount of securities (number of shares
or other units)deducted here:      .   If there is a number of
share or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state that number here:        .



7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
D):  +$



8.   Total of the amount of the registration fee due plus any
interest due  [line 5(viii) plus line 7]:    =$0





9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: NA

          Method of Delivery:
               [    ] Wire Transfer
               [    ] Mail or other means


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/M. LYNN BALLARD

                    M. LYNN BALLARD, TREASURER
Date                JANUARY 26, 2000

*Please print the name and title of the signing officer below the signature